RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2014
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥11,856	¥15,903
Service cost	7,129	7,831
Interest cost	66	21
Actuarial (gain) loss	(1,665)	7,417
Benefits paid	(1,766)	(6,488)
Foreign currency exchange rate changes	283	584
Benefit obligation at end of year	¥15,903	¥25,268

Change in plan assets:
Fair value of plan assets at beginning of year	¥—	¥5,557
Employer contribution	5,557	4,490
Benefits paid	—	(3,434)
Foreign currency exchange rate changes	—	834
Fair value of plan assets at end of year	5,557	7,447

Funded status at end of year	¥(10,346)	¥(17,821)

Schedule of amounts recognized in the consolidated balance sheets
	Thousands of Yen
	2013	2014
Accrued retirement cost—current	¥4,082	¥5,301
Accrued retirement cost—noncurrent	6,264	12,520
Amount recognized	¥10,346	¥17,821

Schedule of components of net periodic retirement cost
	Thousands of Yen
	2012	2013	2014
Service cost	¥3,604	¥7,129	¥7,831
Interest cost	57	66	21
Amortization of net gain	—	—	(174)
Net periodic retirement cost	¥3,661	¥7,195	¥7,678

Schedule of amounts recognized in other comprehensive income net of tax
	Thousands of Yen
	2012	2013	2014
Actuarial gain (loss)	¥(287)	¥1,071	¥(4,886)

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax
	Thousands of Yen
	2013	2014
Accumulated actuarial gain (loss)	¥808	¥(4,078)

Schedule of weighted-average assumptions used to determine the year-end benefit obligation
	2013	2014
Discount rate	0.26%	0.21%
Rate of compensation increase	4.86%	6.90%

Schedule of weighted-average assumptions used to determine the net periodic retirement cost
	2012	2013	2014
Discount rate	0.75%	0.70%	0.26%
Rate of compensation increase	1.50%	2.77%	4.86%

Schedule of expected future benefit payments, which reflect expected future service
Years ending March 31	Thousands of Yen
2015	¥5,301
2016	4,371
2017	4,603
2018	4,358
2019	3,032
2020 through 2024	5,862